Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Feb. 09, 2023	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous equity [abstract]
Number of shares (in shares)		5,069,130	25,303,662
Amounts (in millions of Korean won)	₩ 100,000	₩ 202,295	₩ 1,009,798